Income Tax: Schedule of Net Deferred Tax Assets (Tables)	3 Months Ended
Sep. 30, 2014
Tables/Schedules
Schedule of Net Deferred Tax Assets
	December 31, 2013	December 31, 2012
Deferred tax assets- non-current
NOL carryover	$52,200	$54,000
Less valuation allowance	(52,200)	(54,000)
Deferred tax assets, net of valuation allowance	$-	$-